Trade And Other Receivables (Tables)	12 Months Ended
Dec. 31, 2021
Trade and other receivables [abstract]
Summary of trade and other receivables
Summary of provision for expected credit losses for receivables	Provision for expected credit losses for receivables consists of the following:
Summary of provision for expected credit losses